FIXED ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Buildings	1,227,249	1,326,117	213,731
Plant and machinery	3,931,239	3,895,003	627,760
Furniture, fixtures and office equipment	84,407	90,824	14,638
Computer software	30,710	30,792	4,963
Motor vehicles	15,557	15,386	2,480
Leasehold improvement	711	711	115

	5,289,873	5,358,833	863,687
Less: Accumulated depreciation	(1,413,888)	(1,836,990)	(296,069)

	3,875,985	3,521,843	567,618
Construction-in-progress	606,671	1,065,353	171,704

	4,482,656	4,587,196	739,322